Basis of preparation and changes to Group's accounting policies - New standards and amendments to standards (Details)	6 Months Ended
Jun. 30, 2022
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Classification of Liabilities as Current or Non-current
Effective Date	Jan. 01, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Effective Date	Jan. 01, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Effective Date	Jan. 01, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Effective Date	Jan. 01, 2023